UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21226

Investment Company Act File Number

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

December 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Bond Fund

December 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.5%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 4.3%
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	$700	$792,288
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	650	727,818

		$1,520,106

Education — 6.6%
Kent State University, 5.00%, 5/1/30	$365	$427,612
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	200	215,520
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	566,245
Ohio State University, 5.00%, 12/1/30	455	559,668
Wright State University, 5.00%, 5/1/31	500	549,545

		$2,318,590

Electric Utilities — 4.0%
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	$615	$629,637
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	180	203,481
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	569,130

		$1,402,248

Escrowed/Prerefunded — 11.9%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$977,139
Canton Local School District, (School Facilities Construction and Improvement), Prerefunded to 5/1/21, 5.00%, 11/1/43	1,000	1,134,670
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	518,495
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	259,130
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	105	116,999
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,143,886

		$4,150,319

General Obligations — 3.7%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$302,535
Lakewood City School District, 5.00%, 11/1/39	400	449,812
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	548,875

		$1,301,222

Hospital — 16.2%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$944,424
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	470,655
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	280,393
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	260,377
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	538,960
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	807,865
Montgomery County, (Kettering Health Network Obligated Group), 4.00%, 8/1/47	500	498,940

Security	Principal Amount (000’s omitted)	Value
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	$500	$547,530
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	509,657
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	632,896
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	183,379

		$5,675,076

Insured-Education — 7.6%
Kent State University, (AGC), 5.00%, 5/1/26	$80	$85,614
Kent State University, (AGC), 5.00%, 5/1/29	30	32,105
Miami University, (AGM), (AMBAC), Prerefunded to 9/1/17, 3.25%, 9/1/26	2,000	2,005,340
Ohio University, (AGM), 5.00%, 12/1/33	500	520,160

		$2,643,219

Insured-Electric Utilities — 18.0%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$41,492
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,901,598
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	398,110
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,631,900
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	323,983

		$6,297,083

Insured-Escrowed/Prerefunded — 25.8%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$690,802
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	920	995,412
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	330	357,050
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,076,640
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,476,202
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	94,899
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	158,142
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	537,759
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	508,595
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,017,190
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	374,184
University of Akron, Series B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	640	665,018
Youngstown State University, (AGC), Prerefunded to 6/15/19, 5.50%, 12/15/33	1,000	1,080,750

		$9,032,643

Insured-General Obligations — 14.3%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$484,009
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	624,640
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,791,672
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,101,840

		$5,002,161

Insured-Hospital — 5.2%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)(2)	$1,760	$1,822,480

		$1,822,480

Insured-Special Tax Revenue — 11.3%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,016,169
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,888,277
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	49,862

		$3,954,308

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 4.4%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$526,863
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	500	536,725
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	479,750

		$1,543,338

Insured-Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$545,705

		$545,705

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$392,945

		$392,945

Senior Living/Life Care — 4.0%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$558,317
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	399,986
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	207,273
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	251,174

		$1,416,750

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$561,160

		$561,160

Transportation — 3.4%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$106,141
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,082,590

		$1,188,731

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(1)(2)	$1,000	$1,038,750
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	559,465
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	339,978

		$1,938,193

Total Tax-Exempt Investments — 150.5% (identified cost $47,652,263)		$52,706,277

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.5)%		$(2,250,369)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (42.1)%		$(14,750,000)

Other Assets, Less Liabilities — (1.9)%		$(680,117)

Net Assets Applicable to Common Shares — 100.0%		$35,025,791

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2016, 58.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.2% to 19.7% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $741,230.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

The Fund did not have any open financial instruments at December 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Fund at December 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,235,557

Gross unrealized appreciation	$5,462,284
Gross unrealized depreciation	(111,564)

Net unrealized appreciation	$5,350,720

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$52,706,277	$—	$52,706,277
Total Investments	$—	$52,706,277	$—	$52,706,277

The Fund held no investments or other financial instruments as of September 30, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	February 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 27, 2017